UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13 F COVER PAGE

Report for the Calendar Year of Quarter Ended: March 31, 2008

Check here if amendment    |_|: Amendment Number: ___
This Amendment (Check one only.):   |_| is a restatement
                                    |_| adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    Thomas D. O'Malley, Jr.
         -------------------------------------------
Address: c/o PilotRock Investment Partners GP, LLC
         -------------------------------------------
         1700 East Putnam Avenue
         -------------------------------------------
         Old Greenwich, CT 06870
         -------------------------------------------

 Form 13F File Number: 28-10619

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:      Thomas D. O'Malley, Jr.
           -------------------------
Title:     Managing Member of PilotRock Investment Partners GP, LLC
           --------------------------------------------------------
Phone:     (203) 698-8800
           ------------------

Signature, Place and Date of Signing:


/s/ Thomas D. O'Malley, Jr.         Old Greenwich, CT         May 14, 2008
---------------------------         -----------------         ------------
(Signature)                         (City, State)             (Date)

Report Type (Check one only.):

|_| 13F Holdings Report. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F Notice. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|X| 13F Combination Report. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number                Name
--------------------                --------------------------------------------
28-10617                            PilotRock Investment Partners GP, LLC

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   0
                                             --------------------------
Form 13F Information Table Entry Total:              2
                                            ---------------------------
Form 13F Information Table Value Total:              293
                                            ---------------------------
                                                     (thousands)

List of Other Included Managers:

Provide a numbered list of names and Form 13F file numbers of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.               Form 13F File Number               Name
---               --------------------               ----

                                                                                  Investment Discretion             Voting Authority
                                                                                  ---------------------             ----------------
                                                        Value           SH/ PUT/        Shared  Shared
Issuer                       Class             CUSIP   (000's)  Shares  PRN CALL  Sole  defined other    Managers    Sole    Shared
------                       -----             -----   -------  ------  --- ----  ----  ------- ------   --------    ----    ------
AK STL HLDG CORP              COM            001547108  65223  1198515  SH         X                        1         1198515
ALTRIA GROUP INC              COM            02209S103  10477   471958  SH         X                        1          471958
AMR CORP                      COM            001765106   9020  1000000  SH         X                        1         1000000
ASSURED GUARANTY LTD          COM            G0585R106  16618   700000  SH         X                        1          700000
BANK OF AMERICA CORPORATION   COM            060505104  19554   515788  SH         X                        1          515788
BELDEN INC                    COM            077454106   9787   277100  SH         X                        1          277100
CALPINE CORP                  COM NEW        131347304  28305  1536646  SH         X                        1         1536646
CELGENE CORP                  COM            151020104  17507   285650  SH         X                        1          285650
COMMSCOPE INC                 COM            203372107  28715   824438  SH         X                        1          824438
ENERGYSOLUTIONS INC           DEPOSITARY SH  292756202  23515  1025071  SH         X                        1         1025071
EQUINIX INC                   COM NEW        29444U502  14303   215122  SH         X                        1          215122
EXELON CORP                   COM            30161N101  21394   263252  SH         X                        1          263252
FIDELITY NATIONAL FINANCIAL   CL A           31620R105  16497   900000  SH         X                        1          900000
GAMESTOP CORP NEW             CL A           36467W109   7757   150000  SH         X                        1          150000
GENERAL CABLE CORP DEL NEW    COM            369300108  47250   799904  SH         X                        1          799904
GEN-PROBE INC NEW             COM            36866T103  13206   273991  SH         X                        1          273991
GENTEK INC                    COM NEW        37245X203  17470   580779  SH         X                        1          580779
IMMUCOR INC                   COM            452526106  10709   501821  SH         X                        1          501821
INTEROIL CORP                 COM            460951106   5656   343400  SH  CALL   X                        1          343400
MASTERCARD INC                CL A           57636Q104  53619   240454  SH         X                        1          240454
MICROSOFT CORP                COM            594918104  14190   500000  SH         X                        1          500000
OCCIDENTAL PETE CORP DEL      COM            674599105  36585   500000  SH         X                        1          500000
OIL SVC HOLDRS TR             DEPOSTRY RCPT  678002106  26520   150000  SH  PUT    X                        1          150000
PETROHAWK ENERGY CORP         COM            716495106  20669  1024759  SH         X                        1         1024759
PROSHARES TR                  ULTRASHRT FINL 74347R628  11765   100000  SH         X                        1          100000
PROSHARES TR                  ULTRASHRT O&G  74347R586  17325   450000  SH         X                        1          450000
SCHLUMBERGER LTD              COM            806857108  17400   200000  SH  PUT    X                        1          200000
SELECT SECTOR SPDR TR         SBI INT-FINL   81369Y605  24870  1000000  SH  CALL   X                        1         1000000
SEMICONDUCTOR HLDRS TR        DEP RCPT       816636203  28720  1000000  SH  CALL   X                        1         1000000
TYCO INTL LTD BERMUDA         SHS            G9143X208  22025   500000  SH         X                        1          500000
VISTEON CORP                  COM            92839U107   1033   274800  SH         X                        1          274800
YAHOO INC                     COM            984332106  65093  2250000  SH         X                        1         2250000

TOTAL                                                  722777

                                                                                  Investment Discretion             Voting Authority
                                                                                  ---------------------             ----------------
                                                        Value           SH/ PUT/        Shared  Shared
Issuer                       Class             CUSIP   (000's)  Shares  PRN CALL  Sole  defined other    Managers    Sole    Shared
------                       -----             -----   -------  ------  --- ----  ----  ------- ------   --------    ----    ------
COMMSCOPE INC                 COM             203372107    70      2000  SH        X                        1        2000
MASTERCARD INC                CL A            57636Q104   223      1000  SH        X                        1        1000

TOTAL                                                     293